PRINCIPAL ACCOUNTING POLICIES - Summary of outstanding and exercisable options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	5,005,461
Number of shares, exercisable	2,661,689
Assumptions
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 109.93		$ 78.10		$ 38.40
Total unrecognized compensation cost | $	$ 137
Weighted average recognized period		2 years 7 months 6 days
Total cash received from the exercise of share options | ¥		¥ 52,117,597		¥ 184,579,173		¥ 180,261,090
35.00-44.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	842,593
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 38.02
Weighted-average remaining contractual life (years), outstanding		1 year 1 month 6 days
Number of shares, exercisable	842,593
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 38.02
Weighted-average remaining contractual life (years), exercisable		1 year 1 month 6 days
45.00-58.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	200
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 58.39
Number of shares, exercisable	200
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 58.39
59.00-77.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	1,183,878
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 77.03
Weighted-average remaining contractual life (years), outstanding		5 years 4 days
Number of shares, exercisable	621,952
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 76.17
Weighted-average remaining contractual life (years), exercisable		4 years 11 months 19 days
78.00-96.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	571,277
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 91.31
Weighted-average remaining contractual life (years), outstanding		3 years 3 months
Number of shares, exercisable	454,764
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 92.17
Weighted-average remaining contractual life (years), exercisable		3 years
97.00-129.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	390,344
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 105.36
Weighted-average remaining contractual life (years), outstanding		3 years 8 months 5 days
Number of shares, exercisable	390,344
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 105.36
Weighted-average remaining contractual life (years), exercisable		3 years 8 months 5 days
130.00-249.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	2,017,169
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 195.40
Weighted-average remaining contractual life (years), outstanding		6 years 9 months 18 days
Number of shares, exercisable	351,836
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 171.34
Weighted-average remaining contractual life (years), exercisable		6 years 2 months 27 days